Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
March 31, 2023
XLI-NPRT1-0523
1.9884854.105
Municipal Bonds - 93.1%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	107,207
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	110,000	113,611
4% 12/1/41	85,000	81,618
4% 12/1/49	190,000	171,486
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	100,000	106,966
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	1,095,000	1,085,497
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	425,000	408,054
TOTAL ALABAMA		2,074,439
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	910,998
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	205,000	200,012
TOTAL ALASKA		1,111,010
Arizona - 2.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	185,000	188,747
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/28	1,000,000	1,113,586
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	1,675,833
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	379,784
5% 5/1/29	290,000	237,558
5% 5/1/33	565,000	436,564
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (Escrowed to Maturity)	415,000	417,358
Bullhead City Excise Taxes Series 2021 2:
0.95% 7/1/26	250,000	232,287
1.15% 7/1/27	375,000	345,177
1.3% 7/1/28	485,000	442,445
1.5% 7/1/29	600,000	546,319
1.65% 7/1/30	825,000	740,820
1.7% 7/1/31	450,000	398,689
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	3,220,000	3,374,440
Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	65,000	64,691
Series 2007, 2.7%, tender 8/14/23 (b)(c)	600,000	597,618
Series 2019, 5%, tender 6/3/24 (b)(c)	1,980,000	2,003,738
Glendale Union School District 205 Series A:
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	545,000	569,131
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,030,648
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	8,675
5% 7/1/48	10,000	8,035
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	105,996
Series 2021 A, 4% 9/1/51	775,000	724,504
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	300,000	237,688
6% 1/1/48 (d)	300,000	211,276
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	840,000	648,750
Series 2019 E, 3% 1/1/49	500,000	382,424
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (c)	300,000	324,313
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,109,785
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	195,638
TOTAL ARIZONA		18,752,517
California - 4.8%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	78,112
California Gen. Oblig.:
Series 2020, 4% 11/1/37	1,000,000	1,043,079
Series 2021:
5% 9/1/32	2,175,000	2,621,161
5% 10/1/41	5,435,000	6,123,227
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	349,410	332,732
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,265,000	1,257,169
Series 2022 C, 5% 8/1/32	285,000	343,003
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	96,124
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (c)	175,000	182,431
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	1,690,583
Series B, 5% 7/1/50	1,070,000	1,164,167
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/24 (c)	310,000	318,491
5% 8/1/25 (c)	110,000	115,221
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,049,621
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	225,000	251,172
4% 8/1/34	320,000	356,197
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	105,000	110,036
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	500,000	532,751
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	635,000	711,840
5% 5/1/52	1,080,000	1,201,642
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (c)	560,000	599,770
Series 2019 A, 5% 5/1/49 (c)	3,000,000	3,098,192
Series 2019 B, 5% 5/1/49	45,000	48,030
Series 2022 A:
5% 5/1/26 (c)	815,000	859,031
5% 5/1/27 (c)	830,000	889,931
5% 5/1/28 (c)	1,105,000	1,201,089
5% 5/1/29 (c)	740,000	816,165
Series 2022 B, 5% 5/1/52	2,240,000	2,446,825
Univ. of California Revs.:
Series 2018 AZ, 5% 5/15/43	130,000	140,499
Series 2023 BM, 5% 5/15/36	180,000	216,062
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	196,506
Series 2017 B:
5% 7/1/29	115,000	120,766
5% 7/1/30	230,000	241,358
TOTAL CALIFORNIA		30,452,983
Colorado - 2.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	40,775
5% 10/1/43	50,000	50,187
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (b)	275,000	295,083
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	35,106
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	110,000	115,386
5%, tender 11/19/26 (b)	20,000	21,846
5%, tender 11/19/26 (b)	190,000	202,703
Series 2019 A:
5% 11/1/25	435,000	458,687
5% 11/15/39	190,000	207,676
Series 2019 A1, 4% 8/1/44	1,060,000	969,485
Series 2019 A2:
3.25% 8/1/49	600,000	442,575
4% 8/1/49	1,715,000	1,529,941
5% 8/1/44	845,000	872,006
Series 2020 A:
4% 9/1/45	775,000	698,610
4% 9/1/50	210,000	177,807
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	50,000	50,626
Series 2019 H, 4.25% 11/1/49	15,000	15,202
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	119,133
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	824,906
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/26 (c)	50,000	53,421
Series 2018 A, 5% 12/1/34 (c)	1,125,000	1,289,411
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,313,740
5% 9/15/46	1,820,000	2,005,295
Series 2020 B, 5% 9/15/28	2,000,000	2,275,040
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	255,000	248,527
Series 2021 C3B, 2%, tender 10/15/26 (b)	210,000	203,345
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (Assured Guaranty Muni. Corp. Insured)	40,000	42,451
Series 2020, 5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	220,000	248,179
TOTAL COLORADO		14,807,149
Connecticut - 6.0%
Bridgeport Gen. Oblig. Series 2021 A:
5% 8/1/32	300,000	348,952
5% 8/1/33	800,000	927,727
5% 8/1/34	500,000	574,969
Connecticut Gen. Oblig.:
Series 2016 B:
5% 5/15/25	220,000	231,451
5% 5/15/26	125,000	134,925
Series 2016 D, 5% 8/15/25	210,000	222,386
Series 2018 F:
5% 9/15/24	100,000	103,556
5% 9/15/25	100,000	106,135
Series 2019 A:
4% 4/15/37	1,800,000	1,849,995
5% 4/15/26	115,000	123,884
Series 2020 A, 4% 1/15/34	300,000	322,375
Series 2021 A:
3% 1/15/35	1,150,000	1,111,154
3% 1/15/37	1,910,000	1,763,083
3% 1/15/39	215,000	192,086
Series 2021 B, 5% 6/1/41	1,125,000	1,247,839
Series 2021 D, 5% 7/15/24	260,000	268,133
Series 2022 B, 4% 1/15/37	2,480,000	2,580,593
Series 2022 C:
4% 6/15/39	300,000	306,357
4% 6/15/41	250,000	252,300
5% 6/15/30	400,000	469,835
5% 6/15/31	500,000	597,864
5% 6/15/34	350,000	416,120
5% 6/15/37	250,000	285,667
5% 6/15/38	300,000	341,267
5% 6/15/40	500,000	562,850
5% 6/15/42	500,000	558,130
Series 2022 D, 5% 9/15/30	650,000	767,016
Series 2022:
5% 6/15/28	500,000	564,931
5% 6/15/29	410,000	472,841
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	200,000	206,997
5%, tender 1/1/27 (b)	330,000	353,033
Series 2018 K1:
5% 7/1/26	680,000	693,706
5% 7/1/28	1,120,000	1,156,304
Series 2019 A, 5% 7/1/49 (d)	130,000	112,608
Series 2019 Q-1:
5% 11/1/25	90,000	95,500
5% 11/1/26	95,000	103,277
Series 2020 K, 4% 7/1/45	1,000,000	953,537
Series 2021 G:
4% 3/1/46	235,000	225,430
4% 3/1/51	380,000	357,965
Series 2021 S, 4% 6/1/51	240,000	219,096
Series 2022 M:
4% 7/1/39	415,000	394,191
4% 7/1/52	355,000	325,803
Series A, 5% 7/1/26	160,000	164,389
Series K1:
5% 7/1/27	1,100,000	1,130,069
5% 7/1/30	1,000,000	1,029,681
5% 7/1/34	725,000	740,878
5% 7/1/36	450,000	454,169
5% 7/1/39	490,000	484,275
Series K3, 5% 7/1/43	215,000	209,080
Series L1:
4% 7/1/28	750,000	767,739
4% 7/1/29	750,000	769,983
4% 7/1/30	1,000,000	1,026,602
Series N:
5% 7/1/25	390,000	397,785
5% 7/1/26	575,000	591,849
5% 7/1/27	430,000	445,975
Series R, 5% 6/1/36	900,000	998,264
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	310,000	303,331
Series 2022 A1:
5% 11/15/26	200,000	215,819
5% 5/15/27	220,000	239,403
5% 11/15/27	230,000	252,692
5% 5/15/28	225,000	248,963
5% 11/15/28	220,000	245,003
5% 5/15/29	225,000	252,670
5% 11/15/29	125,000	140,782
5% 5/15/30	375,000	424,815
5% 11/15/30	175,000	199,661
Series 2022 A2:
5% 5/15/23 (c)	500,000	501,056
5% 11/15/23 (c)	670,000	677,741
5% 5/15/24 (c)	595,000	606,827
5% 11/15/24 (c)	965,000	993,379
5% 5/15/25 (c)	400,000	414,949
5% 11/15/25 (c)	300,000	314,380
5% 5/15/26 (c)	425,000	449,292
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	140,000	149,060
TOTAL CONNECTICUT		38,742,429
District Of Columbia - 0.5%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	185,000	205,224
5% 10/1/44	1,000,000	1,054,701
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	890,000	662,965
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A, 5% 10/1/26 (c)	440,000	469,064
Series 2019 A, 5% 10/1/25 (c)	70,000	73,343
Series 2020 A:
5% 10/1/26 (c)	320,000	341,138
5% 10/1/27 (c)	110,000	118,642
5% 10/1/28 (c)	55,000	60,243
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	101,115
5% 10/1/24	100,000	103,388
5% 10/1/25	100,000	106,087
TOTAL DISTRICT OF COLUMBIA		3,295,910
Florida - 4.3%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	227,260
Broward County Arpt. Sys. Rev.:
Series 2015 C, 5% 10/1/24 (c)	45,000	46,053
Series 2017, 5% 10/1/42 (c)	1,365,000	1,404,244
Series 2019 A, 5% 10/1/49 (c)	1,000,000	1,039,863
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	50,250
Series 2016, 5% 7/1/26	230,000	247,754
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	525,153
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	485,000	358,245
4% 8/15/45	110,000	97,911
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 4% 11/15/38	725,000	723,591
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	391,356
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	120,000	120,725
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	108,240
5% 10/1/29	80,000	82,443
5% 10/1/30	70,000	72,078
Fort Pierce Utils. Auth. Series 2022 A:
5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	175,000	202,252
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	300,000	350,730
5% 10/1/36 (Assured Guaranty Muni. Corp. Insured)	475,000	543,343
5% 10/1/37 (Assured Guaranty Muni. Corp. Insured)	425,000	481,286
5% 10/1/39 (Assured Guaranty Muni. Corp. Insured)	475,000	531,876
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	450,000	501,551
5% 10/1/41 (Assured Guaranty Muni. Corp. Insured)	400,000	445,291
5% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	400,000	445,389
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (c)	125,000	133,393
Series 2019 A:
5% 10/1/23 (c)	300,000	302,641
5% 10/1/24 (c)	300,000	308,122
5% 10/1/25 (c)	300,000	314,329
5% 10/1/32 (c)	300,000	330,591
5% 10/1/38 (c)	430,000	459,015
5% 10/1/54 (c)	1,620,000	1,678,797
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/26 (c)	2,750,000	2,931,651
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	690,629
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/27 (c)	620,000	643,322
5% 10/1/38 (c)	80,000	81,297
Series 2016 A, 5% 10/1/29	145,000	155,263
Series 2017 B, 5% 10/1/40 (c)	810,000	833,380
Series 2020 A:
4% 10/1/40	300,000	301,804
5% 10/1/25	245,000	258,817
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	403,599
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	102,204
Series 2015 A, 5% 5/1/28	290,000	304,005
Series 2015 D, 5% 2/1/26	10,000	10,609
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	183,094
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/39	60,000	62,982
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,600,000	1,530,907
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/29	175,000	189,144
5% 11/1/32	200,000	218,802
5% 11/1/34	310,000	332,029
5% 11/1/37	385,000	398,761
5% 11/1/39	400,000	408,658
5% 11/1/41	400,000	405,388
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/30	495,000	458,792
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	365,000	349,675
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	106,750
5% 8/15/42	5,000	5,136
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	104,481
Series 2015 A, 5% 12/1/40	410,000	414,428
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/29	25,000	26,413
Series 2020 B:
4% 7/1/39	1,000,000	994,515
4% 7/1/45	825,000	786,668
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	458,436
0% 9/1/35	750,000	465,921
0% 9/1/36	800,000	469,936
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	31,613
5% 10/15/49	60,000	62,856
TOTAL FLORIDA		27,705,737
Georgia - 5.0%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	140,000	141,366
Series 2019 B, 5% 7/1/25 (c)	60,000	62,532
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	166,806
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	610,000	408,641
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	1,140,000	1,119,448
2.25%, tender 5/25/23 (b)	315,000	314,446
Series 2013 1st, 2.925%, tender 3/12/24 (b)	330,000	327,568
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	232,186
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	40,000	38,596
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	1,895,000	1,446,335
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	245,000	224,924
5% 1/1/26	165,000	174,035
5% 1/1/30	55,000	60,786
5% 1/1/34	375,000	409,541
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	411,775
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	410,000	417,997
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	476,934
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	385,000	385,962
4% 1/1/41	480,000	437,563
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	206,721
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	425,000	450,695
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	400,000	441,462
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	360,000	408,271
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	330,000	371,671
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	280,000	315,539
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,170,869
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	4,512
5% 8/1/39	5,000	5,073
5% 8/1/43	5,000	5,058
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	197,287
4% 7/1/43	205,000	194,567
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	585,000	585,693
Series 2018 C, 4%, tender 12/1/23 (b)	500,000	500,909
Series 2021 A, 4%, tender 9/1/27 (b)	12,000,000	11,995,901
Series 2022 E, 4%, tender 12/1/29 (b)	3,595,000	3,515,087
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	192,658
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	1,365,000	1,362,440
5% 4/1/24	675,000	689,228
5% 4/1/29	500,000	557,827
5% 4/1/36	135,000	148,963
Series 2020 B:
5% 9/1/25	180,000	190,886
5% 9/1/34	1,000,000	1,169,954
Series A:
5% 6/1/23	80,000	80,268
5% 6/1/24	130,000	133,064
TOTAL GEORGIA		32,152,044
Hawaii - 1.5%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/33 (c)	350,000	376,348
5% 7/1/48 (c)	2,800,000	2,882,734
Series 2022 A, 5% 7/1/42 (c)	1,245,000	1,330,461
Series 2022 B, 5% 7/1/24 (c)	3,350,000	3,423,341
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	40,000	40,397
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,150,434
Series 2017 A, 5% 9/1/33	5,000	5,524
Series 2022 A, 5% 11/1/23	280,000	283,885
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	115,000	121,054
TOTAL HAWAII		9,614,178
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	20,000	20,146
Series 2021 A, 5% 7/15/31	610,000	719,340
TOTAL IDAHO		739,486
Illinois - 11.9%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	15,608
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	830,000	808,659
Series 2018 A:
5% 12/1/29	350,000	364,847
5% 12/1/30	160,000	166,352
5% 12/1/31	150,000	155,824
Series 2018 C, 5% 12/1/46	3,250,000	3,209,811
Series 2019 A:
5% 12/1/29	125,000	131,945
5% 12/1/30	405,000	425,488
5% 12/1/30	100,000	105,059
Series 2022 B:
4% 12/1/35	600,000	562,203
4% 12/1/36	1,005,000	932,668
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	221,758
Series 2020 A:
5% 1/1/27	400,000	418,419
5% 1/1/30	615,000	655,480
Series 2021 A, 5% 1/1/32	7,725,000	8,218,621
Series 2021 B, 4% 1/1/32	375,000	375,766
Series 2023 A:
5% 1/1/29	1,000,000	1,062,383
5% 1/1/33	895,000	968,660
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (c)	200,000	200,257
Series 2014 B:
5% 1/1/26	100,000	101,632
5% 1/1/28	270,000	274,203
Series 2016 A, 4% 1/1/33 (c)	305,000	306,292
Series 2016 B, 4% 1/1/35	200,000	201,827
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (c)	400,000	400,157
Series 2017 B, 5% 1/1/37	50,000	52,518
Series 2018 A, 5% 1/1/48 (c)	90,000	92,286
Series 2022 C, 5% 1/1/40 (c)	1,850,000	1,977,262
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	50,000	50,857
5% 7/1/48 (c)	600,000	595,543
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 5% 3/1/26	615,000	661,279
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/23	10,000	10,121
5% 11/15/31	500,000	536,692
Series 2021 A:
5% 11/15/23	35,000	35,424
5% 11/15/24	50,000	51,622
5% 11/15/33	425,000	483,052
Series 2021 B:
4% 11/15/25	180,000	185,684
4% 11/15/26	90,000	94,071
4% 11/15/27	90,000	94,895
4% 11/15/28	45,000	47,781
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	2,100,000	2,111,113
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	400,000	407,114
Series 2020 A:
3% 5/15/50	1,570,000	1,101,253
3% 5/15/50 (Build America Mutual Assurance Insured)	710,000	523,447
3.25% 8/15/49	285,000	222,949
4% 5/15/50	1,000,000	905,537
Series 2021 A, 4% 8/15/37	2,155,000	2,159,589
Series 2022 A:
5% 10/1/29	350,000	365,648
5% 10/1/30	230,000	240,505
5% 10/1/31	215,000	224,581
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	210,044
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	214,240
5% 10/1/31	200,000	223,607
5% 10/1/38	200,000	212,314
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	400,000	329,980
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/24	45,000	45,709
5% 8/1/30	615,000	645,407
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	10,727
Series 2016, 5% 10/1/29	30,000	32,123
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	707,134
5% 5/15/43	790,000	808,920
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	16,003
Series 2015 A:
5% 11/15/23	10,000	10,128
5% 11/15/25	150,000	157,846
Series 2015 C:
4.125% 8/15/37	60,000	58,134
5% 8/15/26	35,000	36,504
5% 8/15/44	1,380,000	1,383,444
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	66,656
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	30,000	32,423
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	10,000	10,808
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	45,000	48,634
Series 2016 B, 5% 8/15/35	250,000	264,381
Series 2016 C:
4% 2/15/41	35,000	34,116
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,271
5% 2/15/34	50,000	53,931
Series 2016:
5% 12/1/23	155,000	156,969
5% 5/15/29	10,000	10,551
5% 12/1/29	620,000	654,017
5% 12/1/33	485,000	507,239
5% 12/1/40	85,000	86,819
5% 12/1/46	2,695,000	2,726,312
Series 2017 A, 5% 7/15/42	1,000,000	1,047,080
Series 2019:
4% 9/1/35	60,000	52,127
5% 9/1/36	295,000	281,552
5% 9/1/38	100,000	93,659
Illinois Gen. Oblig.:
Series 2013 A, 5% 4/1/23	525,000	525,000
Series 2013, 5% 7/1/23	10,000	10,046
Series 2014:
5% 2/1/25	520,000	527,475
5% 5/1/28	50,000	50,793
Series 2016:
5% 1/1/26	5,000	5,265
5% 2/1/26	400,000	421,897
5% 2/1/27	585,000	628,153
5% 11/1/29	1,400,000	1,484,177
Series 2017 C, 5% 11/1/29	345,000	373,429
Series 2017 D, 5% 11/1/27	850,000	922,778
Series 2017, 4% 2/1/24	30,000	30,233
Series 2018 A:
5% 10/1/24	25,000	25,715
5% 10/1/28	1,500,000	1,650,685
Series 2018 B:
5% 5/1/24	1,500,000	1,530,922
5% 10/1/24	1,050,000	1,080,046
Series 2019 B:
5% 9/1/24	105,000	107,835
5% 9/1/25	20,000	20,928
Series 2020 C, 4% 10/1/37	1,815,000	1,812,131
Series 2021 A, 5% 3/1/32	450,000	508,096
Series 2022 A, 5% 3/1/32	650,000	743,131
Series 2022 B:
5% 3/1/29	650,000	719,148
5% 3/1/33	1,700,000	1,933,901
Series May 2014, 5% 5/1/39	1,700,000	1,711,934
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	720,000	704,288
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	285,762
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	105,000	111,911
Series A, 5% 1/1/40	220,000	239,295
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	315,000	297,728
Series 2015, 4% 2/1/30	800,000	814,884
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280,000	1,312,077
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	610,000	240,046
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	155,000	49,001
Series 1994 A, 0% 6/15/25	25,000	23,148
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	997,825
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,115
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	146,387
Series 2002, 0% 12/15/23	205,000	200,031
Series 2017 A, 5% 6/15/57	875,000	879,297
Series 2020 A:
4% 6/15/50	1,170,000	1,016,929
5% 6/15/50	1,730,000	1,746,525
Series 2022 A:
0% 12/15/35	420,000	239,472
0% 6/15/40	1,725,000	740,719
4% 12/15/47	5,000,000	4,413,532
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	429,355
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	15,424
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	110,589
TOTAL ILLINOIS		76,608,609
Indiana - 0.8%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	50,000	44,587
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	100,000	89,999
Indiana Fin. Auth. Rev. Series 2016, 5% 9/1/30	50,000	53,383
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	1,000,000	1,113,859
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	110,000	107,701
5% 7/1/25	690,000	722,938
Series 2021 C1, 3% 1/1/52	1,170,000	1,140,079
Series A, 3.75% 1/1/49	325,000	325,305
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2014 D:
5% 1/1/28 (c)	75,000	75,698
5% 1/1/30 (c)	85,000	85,789
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	197,259
Series 2020, 5% 4/1/30	105,000	116,342
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(c)	695,000	710,471
TOTAL INDIANA		4,783,410
Iowa - 0.5%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	35,000	27,409
5% 5/15/48	420,000	316,491
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (c)	155,000	167,611
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	401,034
5% 6/1/27	250,000	263,048
5% 6/1/28	500,000	532,178
5% 6/1/29	600,000	643,926
5% 6/1/30	700,000	756,105
Series 2021 B1, 4% 6/1/49	305,000	301,037
TOTAL IOWA		3,408,839
Kentucky - 1.1%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	370,000	304,331
4% 2/1/37	175,000	168,321
5% 2/1/25	280,000	287,429
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	1,000,000	910,035
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/30	345,000	380,088
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	183,007
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	85,804
5% 5/1/29	85,000	94,442
5% 5/1/32	20,000	22,117
5% 5/1/33	15,000	16,567
5% 5/1/34	20,000	21,954
5% 5/1/35	10,000	10,848
5% 5/1/36	10,000	10,761
5% 5/1/38	1,000,000	1,063,115
Series A:
4% 11/1/35	600,000	614,573
5% 11/1/29	150,000	168,091
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	1,505,000	1,501,076
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	70,000	74,004
Series 2020 D, 5%, tender 10/1/29 (b)	85,000	93,040
Series 2016 A, 5% 10/1/32	70,000	73,787
Series 2020 A:
3% 10/1/43	1,160,000	923,863
4% 10/1/40	195,000	186,549
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	65,000	66,407
TOTAL KENTUCKY		7,260,209
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	197,854
Series 2017, 5% 5/15/27	115,000	123,749
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	16,207
Series 2017 A, 5% 12/15/32	165,000	181,229
Series 2018 E, 5% 7/1/38	100,000	106,363
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/48 (c)	2,000,000	2,025,573
TOTAL LOUISIANA		2,650,975
Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	220,000	221,196
Series 2014, 5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	585,000	601,415
Series 2016 A:
4% 7/1/41	85,000	76,926
4% 7/1/46	85,000	72,778
5% 7/1/41	25,000	24,932
5% 7/1/46	155,000	144,151
Series 2017 B, 5% 7/1/29	10,000	10,811
TOTAL MAINE		1,152,209
Maryland - 1.7%
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	100,000	94,564
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	55,000	55,366
Series 2019 C, 5% 9/1/28	115,000	127,068
Series 2021 C:
0.375% 7/1/23	100,000	99,374
0.6% 7/1/24	600,000	581,482
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/23 (c)	325,000	325,595
5% 7/1/25 (c)	510,000	520,619
5% 7/1/26 (c)	230,000	237,375
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/28	1,000,000	1,081,600
Maryland Health & Higher Edl. Series 2021 A:
2.5% 7/1/51	1,210,000	778,256
3% 7/1/51	915,000	663,197
4% 6/1/55	190,000	163,213
5% 6/1/29	120,000	130,665
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	180,000	175,516
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,223,230
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,706,392
5% 10/1/26	1,650,000	1,791,512
TOTAL MARYLAND		10,755,024
Massachusetts - 3.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	955,170
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	378,636
5% 6/1/27	500,000	554,109
5% 6/1/41	1,250,000	1,349,231
Series 2021 A, 5% 6/1/51	1,860,000	2,010,269
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2014 A, 5.25% 7/1/34	40,000	36,770
Series 2016 A, 5% 1/1/31	40,000	41,682
Series 2016 I:
5% 7/1/30	195,000	204,863
5% 7/1/41	140,000	142,493
Series 2017 A:
5% 1/1/36	325,000	336,476
5% 1/1/37	1,050,000	1,081,633
Series 2017, 5% 7/1/36	275,000	286,744
Series 2018, 5% 1/1/43	180,000	182,248
Series 2019 K:
5% 7/1/25	125,000	130,551
5% 7/1/26	165,000	176,142
5% 7/1/27	195,000	212,472
Series 2019:
5% 7/1/27	440,000	470,680
5% 9/1/59	510,000	529,152
Series 2020 A, 4% 7/1/45	480,000	435,339
Series 2021 V, 5% 7/1/55	1,245,000	1,463,786
Series 2021:
4% 7/1/26	240,000	235,908
4% 7/1/27	255,000	250,016
4% 7/1/28	325,000	318,063
4% 7/1/29	340,000	330,819
4% 7/1/30	355,000	343,900
4% 7/1/31	370,000	355,876
Series M:
4% 10/1/50	490,000	423,294
5% 10/1/45	370,000	379,594
Massachusetts Edl. Fing. Auth. Rev. Series 2016, 5% 7/1/24 (c)	210,000	213,903
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,140,764
Series 2019 C, 5% 5/1/49	345,000	370,554
Series 2022 C, 5.25% 10/1/47	2,000,000	2,270,870
Series E, 5% 11/1/50	1,640,000	1,785,629
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	700,000	685,062
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (c)	500,000	531,702
Series 2021 E:
5% 7/1/41 (c)	1,000,000	1,074,488
5% 7/1/46 (c)	290,000	306,242
5% 7/1/51 (c)	1,000,000	1,048,505
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	230,000	237,067
TOTAL MASSACHUSETTS		24,280,702
Michigan - 1.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	40,000	40,548
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	120,422
5% 7/1/25	60,000	61,743
5% 7/1/27	265,000	280,887
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	180,000	194,145
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	395,000	287,914
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	208,574
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	107,261
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	185,260
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	53,010
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	597,322
Series 2016, 5% 11/15/26	160,000	170,946
Series 2019 A:
3% 12/1/49	555,000	410,525
5% 11/15/48	55,000	55,948
Series 2020 A, 4% 6/1/49	135,000	120,106
Series 2020, 5% 6/1/40	1,105,000	1,147,759
Series 2021:
4% 9/1/31	665,000	705,229
5% 9/1/32	690,000	780,780
5% 9/1/33	650,000	733,176
5% 9/1/36	505,000	557,913
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	10,899
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	175,000	170,395
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,094,434
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	49,377
Series 2017 B, 5% 12/1/42 (c)	150,000	153,812
Series 2018 D, 5% 12/1/29 (c)	85,000	92,264
TOTAL MICHIGAN		8,390,649
Minnesota - 0.7%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	224,824
5% 2/15/58	270,000	274,501
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	60,000	62,515
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/34 (c)	210,000	234,732
5% 1/1/37 (c)	520,000	566,035
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	543,136
5% 10/1/45	30,000	30,830
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/39	2,050,000	2,080,375
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	255,000	251,053
TOTAL MINNESOTA		4,268,001
Mississippi - 0.5%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	2,200,000	2,219,075
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	320,000	313,198
5% 6/1/25	750,000	785,102
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	80,000	85,313
Series I, 5% 10/1/24	70,000	71,947
TOTAL MISSISSIPPI		3,474,635
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	105,000	107,640
Series 2021, 4% 3/1/41	250,000	216,577
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,195,769
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	502,792
Series 2018 A, 5% 11/15/43	1,000,000	1,037,764
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	20,000	20,136
Series 2021 A, 3% 5/1/52	510,000	499,087
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	570,000	619,707
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	25,000	22,017
5.25% 9/1/53	1,240,000	1,090,300
TOTAL MISSOURI		5,311,789
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	10,000	9,983
Series 2019 B, 4% 6/1/50	10,000	10,110
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	575,000	420,984
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	31,662
TOTAL MONTANA		472,739
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	725,000	727,047
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	260,000	193,127
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	45,000	44,910
Series 2019 E, 3.75% 9/1/49 (c)	70,000	69,432
Series 2022 B:
5% 3/1/25 (c)	1,090,000	1,125,285
5% 9/1/25 (c)	1,105,000	1,151,771
5% 3/1/26 (c)	1,100,000	1,158,322
5% 9/1/26 (c)	1,140,000	1,211,521
5% 3/1/30 (c)	400,000	446,521
TOTAL NEBRASKA		6,127,936
Nevada - 0.5%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	115,000	118,034
Clark County School District Series 2017 A, 5% 6/15/25	400,000	420,418
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	340,000	341,905
Series 2019 B, 4% 10/1/49	35,000	35,200
Series 2021 B, 3% 10/1/51	2,085,000	2,031,822
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	195,137
TOTAL NEVADA		3,142,516
New Hampshire - 0.6%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	490,000	363,435
5% 8/15/30	1,405,000	1,611,370
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	224,149	223,443
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	201,251
5% 8/1/26	105,000	111,454
5% 8/1/37	100,000	105,347
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	1,490,945	1,426,604
TOTAL NEW HAMPSHIRE		4,042,904
New Jersey - 4.9%
New Jersey Econ. Dev. Auth.:
Series 2013, 5% 3/1/27	10,000	10,009
Series 2018 EEE:
5% 6/15/43	800,000	836,976
5% 6/15/43 (Pre-Refunded to 12/15/28 @ 100)	470,000	539,078
Series A, 5% 11/1/40	360,000	382,191
Series QQQ:
4% 6/15/46	610,000	579,965
5% 6/15/27	35,000	37,758
5% 6/15/28	40,000	43,859
New Jersey Econ. Dev. Auth. Lease Rev. Series 2018 A, 5% 6/15/23	1,000,000	1,003,772
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	100,000	72,931
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	385,848
Series 2013, 5% 3/1/24	70,000	70,063
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	71,194
5% 6/15/26	280,000	287,337
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	60,000	61,726
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	71,972
Series 2015 XX, 4.25% 6/15/26	280,000	287,639
Series 2018 EEE, 5% 6/15/28	410,000	449,552
Series LLL:
4% 6/15/44	315,000	305,586
5% 6/15/44	180,000	188,810
Series MMM, 4% 6/15/35	90,000	92,313
Series PP, 5% 6/15/31 (Pre-Refunded to 6/15/24 @ 100)	260,000	267,479
New Jersey Edl. Facility Series 2016 B, 4% 9/1/26	500,000	516,941
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	205,000	234,479
Series 2021, 2% 6/1/23	5,000,000	4,993,433
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	81,838
5% 7/1/41	65,000	64,824
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (c)	530,000	561,052
Series 2018 B:
5% 12/1/25 (c)	500,000	521,191
5% 12/1/26 (c)	485,000	513,416
5% 12/1/27 (c)	850,000	913,430
Series 2020:
5% 12/1/24 (c)	100,000	102,618
5% 12/1/25 (c)	235,000	244,960
5% 12/1/25 (c)	60,000	62,543
5% 12/1/26 (c)	205,000	217,011
5% 12/1/27 (c)	145,000	155,820
5% 12/1/27 (c)	40,000	42,985
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5.25% 6/1/46	1,915,000	1,980,343
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	190,000	196,955
Series D, 5% 1/1/28	170,000	182,421
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	534,700
Series 2010 A, 0% 12/15/27	250,000	215,081
Series 2014 AA, 5% 6/15/25	100,000	102,422
Series 2016 A, 5% 6/15/27	160,000	170,196
Series 2018 A, 5% 12/15/32	100,000	110,110
Series 2019 BB, 4% 6/15/50	370,000	343,464
Series 2021 A:
4% 6/15/34	140,000	145,864
5% 6/15/32	295,000	336,772
5% 6/15/33	1,000,000	1,134,590
Series 2022 A, 4% 6/15/39	720,000	720,737
Series 2022 AA:
5% 6/15/33	250,000	287,198
5% 6/15/36	1,460,000	1,621,039
Series 2022 BB:
4% 6/15/46	1,385,000	1,316,805
4% 6/15/50	1,000,000	924,122
Series AA:
4% 6/15/38	185,000	185,764
4% 6/15/45	1,535,000	1,472,236
4% 6/15/50	1,980,000	1,837,995
5% 6/15/40	210,000	224,837
Series BB:
5% 6/15/33	1,000,000	1,097,092
5% 6/15/50	70,000	72,494
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	30,000	30,052
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/36	450,000	504,953
5% 11/1/40	150,000	156,054
TOTAL NEW JERSEY		31,176,895
New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (c)	450,000	453,146
5% 9/1/26 (c)	1,045,000	1,112,305
5% 9/1/27 (c)	350,000	378,488
5% 9/1/29 (c)	150,000	167,332
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	145,000	145,983
Series 2019 D, 3.75% 1/1/50	45,000	45,047
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	10,000	9,532
5% 5/15/39	5,000	4,483
5% 5/15/44	5,000	4,309
5% 5/15/49	15,000	12,433
TOTAL NEW MEXICO		2,333,058
New York - 6.5%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	383,861
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	500,000	471,559
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,062
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	100,120
New York City Edl. Construction Fund Series 2021 B:
5% 4/1/46	675,000	724,676
5% 4/1/52	520,000	554,251
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	103,202
Series E, 5% 8/1/30	1,025,000	1,113,380
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	270,000	253,077
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,075,000	1,921,950
Series 2021, 0.6%, tender 7/1/25 (b)	390,000	363,131
Series A 1 B, 5% 5/1/30	490,000	553,115
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,457,997
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	793,596
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	100,000	101,124
Series 2020 A:
4% 9/1/37	350,000	310,065
4% 9/1/39	700,000	609,188
Series 2022 A:
5% 7/15/37	110,000	114,781
5% 7/15/42	310,000	315,522
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	120,000	123,311
Series 2016 A, 5% 11/15/31	100,000	104,323
Series 2016 C1, 5% 11/15/33	1,000,000	1,047,188
Series 2017 B, 5% 11/15/24	565,000	581,146
Series 2017 C1, 5% 11/15/30	325,000	349,813
Series 2017 D:
5% 11/15/25	1,635,000	1,709,607
5% 11/15/30	2,220,000	2,389,491
Series 2020 D:
4% 11/15/46	2,050,000	1,890,557
4% 11/15/47	150,000	137,647
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	1,065,000	821,994
Series 2021 A, 4% 3/15/38	1,000,000	1,012,455
Series 2021 E:
3% 3/15/50	1,060,000	813,023
4% 3/15/39	1,000,000	1,007,024
New York State Envir. Facilities Corp. Rev. (2010 Master Fing. Prog.) Series 2021 B:
5% 2/15/28	160,000	181,219
5% 8/15/28	235,000	269,265
5% 2/15/29	100,000	115,887
5% 8/15/29	200,000	234,210
5% 2/15/30	340,000	401,891
5% 8/15/30	400,000	477,549
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2, 1.1%, tender 5/1/27 (b)	1,105,000	1,004,320
Series 2021 K2, 1%, tender 11/1/26 (b)	300,000	276,052
Series J, 0.75% 5/1/25	250,000	233,532
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (c)	765,000	796,863
Series 2021 239, 3.25% 10/1/51	1,000,000	983,072
Series 221, 3.5% 10/1/32 (c)	20,000	19,767
New York State Urban Dev. Corp.:
Series 2020 C, 4% 3/15/39	1,000,000	1,007,294
Series 2020 E:
4% 3/15/44	1,675,000	1,659,890
4% 3/15/45	1,350,000	1,331,133
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,105,000	1,227,803
New York Trans. Dev. Corp. (Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	380,000	420,736
5% 12/1/33 (c)	590,000	649,090
5% 12/1/34 (c)	645,000	702,963
5% 12/1/35 (c)	325,000	350,581
5% 12/1/36 (c)	220,000	234,943
5% 12/1/37 (c)	590,000	625,610
5% 12/1/38 (c)	1,430,000	1,513,392
5% 12/1/39 (c)	1,090,000	1,147,437
5% 12/1/40 (c)	925,000	967,746
5% 12/1/41 (c)	840,000	874,414
5% 12/1/42 (c)	420,000	434,968
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	555,000	400,895
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	600,000	608,412
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	306,017
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	100,000	76,973
5.375% 11/1/54 (d)	100,000	72,851
TOTAL NEW YORK		41,844,011
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	210,000	216,818
Series 2017 202, 5% 10/15/29 (c)	500,000	536,776
TOTAL NEW YORK AND NEW JERSEY		753,594
North Carolina - 0.1%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	10,000	11,145
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	70,000	78,014
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	300,000	296,325
Series 2020 A, 3% 7/1/45	365,000	292,153
Series 2021 A, 4% 3/1/51	280,000	194,747
TOTAL NORTH CAROLINA		872,384
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	190,000	185,969
Series 2021 B, 3% 7/1/52	630,000	613,606
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	790,000	542,500
TOTAL NORTH DAKOTA		1,342,075
Ohio - 5.0%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	503,622
Series 2020, 4% 11/15/38	1,500,000	1,392,123
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	10,000	10,498
5% 8/1/26	390,000	418,702
5% 8/1/27	10,000	10,952
5% 8/1/28	10,000	11,081
5% 8/1/29	10,000	11,080
5% 8/1/30	10,000	11,062
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	183,925
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	550,000	402,374
4% 6/1/48	180,000	158,847
5% 6/1/34	370,000	400,000
Series 2020 B2, 5% 6/1/55	1,370,000	1,240,427
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	145,000	150,373
Cleveland Wtr. Rev. Series 2020, 5% 1/1/28	800,000	896,177
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/35	8,000,000	8,443,802
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	109,997
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	60,000	57,142
5% 12/1/46	200,000	212,921
5% 12/1/51	200,000	211,651
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,588,857
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	255,000	260,107
Series 2019, 5% 2/1/25	160,000	163,505
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	430,000	410,990
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/28	110,000	123,953
5% 3/1/28	140,000	157,759
5% 3/1/29	160,000	184,261
5% 3/1/29	210,000	241,842
5% 3/1/30	190,000	222,653
5% 3/1/30	290,000	339,838
Series 2021 B:
5% 2/1/28	205,000	230,569
5% 2/1/29	385,000	442,584
5% 2/1/30	320,000	374,420
Series 2021 C:
5% 3/15/28	275,000	310,156
5% 3/15/29	480,000	553,243
5% 3/15/30	480,000	562,893
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/25	270,000	280,661
5% 1/1/26	320,000	340,919
5% 1/1/27	750,000	817,331
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	36,685
5% 1/15/31	300,000	333,575
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	15,000	15,283
Series 2021 C, 3.25% 3/1/51	4,545,000	4,477,762
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	854,138
5% 12/15/28	1,250,000	1,427,996
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/26	150,000	160,618
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	70,000	84,483
5% 2/15/38	185,000	214,557
Series A, 5% 2/15/51	600,000	653,030
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	105,838
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	228,567
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	215,000	221,968
6% 12/1/29	230,000	238,659
6% 12/1/30	245,000	254,846
6% 12/1/31	260,000	270,834
TOTAL OHIO		32,022,136
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	200,000	206,152
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/24	250,000	256,249
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/23	45,000	45,120
5% 8/1/44	125,000	123,951
TOTAL OKLAHOMA		631,472
Oregon - 0.4%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,090,000	1,095,912
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (c)	650,000	682,262
Series 27 A, 5% 7/1/36 (c)	240,000	261,616
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	850,000	627,894
TOTAL OREGON		2,667,684
Pennsylvania - 8.0%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (c)	2,105,000	2,185,006
5% 1/1/56 (c)	1,280,000	1,322,026
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	175,000	145,150
4% 12/1/41	270,000	199,034
4.25% 12/1/50	300,000	208,861
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/26	475,000	492,134
5% 7/1/27	475,000	495,848
5% 7/1/28	525,000	550,807
5% 7/1/29	550,000	578,529
5% 7/1/36	120,000	120,422
5% 7/1/38	240,000	234,562
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	105,697
Chartiers Valley School District Series 2021 A, 3% 10/15/49	1,155,000	862,879
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	340,081
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	510,000	493,525
Series 2017, 5% 7/1/28	445,000	458,999
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	16,100
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	39,942
5% 7/15/36	500,000	525,273
Series 2020, 4% 7/15/45	500,000	457,132
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	102,366
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	62,157
Lehigh County Gen. Purp. Hosp. Rev. Series 2016 A, 4% 7/1/35	5,060,000	5,097,977
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	100,535
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	315,661
Series 2019, 4% 9/1/44	185,000	175,434
Series 2020, 5% 4/1/27	300,000	315,361
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	140,000	146,203
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	180,560
Series 2016 A, 5% 8/15/46	50,000	50,353
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	251,310
5% 7/1/24	300,000	307,973
5% 7/1/26	455,000	491,006
5% 7/1/27	500,000	551,972
5% 7/1/34	450,000	497,034
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	523,646
Series 2017, 5% 5/1/35	10,000	10,639
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/27 (c)	1,160,000	1,251,129
Series 2021 137, 3% 10/1/51	895,000	867,600
Series 2022 138:
3% 10/1/52	1,400,000	1,355,497
5% 4/1/26	1,100,000	1,170,091
5% 10/1/26	600,000	644,788
5% 4/1/27	500,000	541,841
5% 10/1/27	450,000	492,262
5% 4/1/28	465,000	512,265
5% 10/1/28	475,000	527,879
5% 4/1/29	480,000	537,757
5% 10/1/29	1,000,000	1,128,763
5% 4/1/30	1,010,000	1,140,816
5% 10/1/30	695,000	790,595
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	272,367
Series 2016 A1, 5% 12/1/41	1,215,000	1,252,958
Series 2021 A, 4% 12/1/50	1,000,000	938,250
Series 2021 B:
5% 12/1/28	625,000	701,080
5% 12/1/29	1,000,000	1,140,608
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/35 (c)	50,000	52,227
5% 7/1/47 (c)	970,000	984,871
Series 2020 C, 5% 7/1/29 (c)	595,000	651,607
Series 2021:
5% 7/1/26 (c)	2,920,000	3,070,847
5% 7/1/27 (c)	4,020,000	4,283,876
5% 7/1/28 (c)	425,000	459,681
5% 7/1/34 (c)	1,000,000	1,110,734
5% 7/1/35 (c)	1,000,000	1,101,238
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	70,000	72,266
Series 2017 A, 5% 9/1/42	760,000	779,765
Philadelphia Gas Works Rev. Series 2020 A, 5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,146,211
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27 (Pre-Refunded to 1/15/24 @ 100)	275,000	280,669
Series 2019 A, 5% 8/1/26	220,000	237,137
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	52,544
Series 2018 B, 5% 9/1/43	50,000	53,054
Series 2019 A:
4% 9/1/35	170,000	173,487
5% 9/1/23	90,000	90,765
5% 9/1/34	80,000	88,993
Series 2019 B:
5% 9/1/25	140,000	147,123
5% 9/1/26	415,000	444,651
Series 2019 C, 5% 9/1/33	315,000	352,872
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	70,000	74,965
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	47,249
Series 2019 A:
4% 6/1/44	50,000	47,966
4% 6/1/49	115,000	106,075
5% 6/1/25	200,000	209,661
5% 6/1/44	85,000	88,819
5% 6/1/49	135,000	140,133
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	315,000	335,694
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/43	185,000	190,557
TOTAL PENNSYLVANIA		51,154,477
Puerto Rico - 1.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
5% 7/1/33 (d)	250,000	248,991
5% 7/1/37 (d)	960,000	942,667
Series 2022 A, 4% 7/1/42 (d)	960,000	812,588
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	740,000	461,575
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	2,273,421	1,287,428
4% 7/1/33	1,608,885	1,446,282
4% 7/1/35	575,000	501,188
5.625% 7/1/27	190,000	196,304
5.625% 7/1/29	999,707	1,043,655
TOTAL PUERTO RICO		6,940,678
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/39	215,000	216,986
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	35,000	35,165
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
4% 12/1/26 (c)	35,000	35,413
5% 12/1/23 (c)	625,000	632,122
TOTAL RHODE ISLAND		919,686
South Carolina - 0.9%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	417,456
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	50,000	50,514
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	185,692
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	1,000,000	951,146
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	255,000	267,526
Series 2018, 5% 7/1/43 (c)	520,000	539,076
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/26	140,000	148,868
5% 12/1/29	500,000	527,433
5% 12/1/33	15,000	15,633
5% 12/1/38	80,000	82,093
Series 2016 B:
5% 12/1/31	105,000	110,951
5% 12/1/35	195,000	202,653
5% 12/1/41	175,000	178,489
Series A, 5% 12/1/23 (Escrowed to Maturity)	145,000	147,204
Series B, 5% 12/1/24	500,000	516,360
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	28,561
4% 4/15/48	20,000	18,342
5% 4/15/48	1,415,000	1,454,729
TOTAL SOUTH CAROLINA		5,842,726
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2020 A, 3% 9/1/45	475,000	379,930
Tennessee - 1.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
4% 8/1/44	575,000	525,900
5% 8/1/25	135,000	140,511
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (c)	450,000	473,247
5% 7/1/37 (c)	200,000	209,844
5% 7/1/38 (c)	1,315,000	1,370,448
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	55,000	55,863
Series 2019 B:
5% 7/1/38 (c)	655,000	701,036
5% 7/1/54 (c)	225,000	233,108
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/30	2,400,000	2,792,439
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 4% 10/1/49	1,000,000	817,308
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	460,000	460,449
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	585,000	573,136
Series 2021 3A, 3% 1/1/52	260,000	253,754
TOTAL TENNESSEE		8,607,043
Texas - 4.1%
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	211,344
5% 8/1/26	200,000	216,510
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,059,915
Series 2021 B:
5% 1/1/33	640,000	720,566
5% 1/1/34	650,000	729,702
5% 1/1/35	550,000	613,185
5% 1/1/36	850,000	939,406
5% 1/1/37	1,100,000	1,204,780
5% 1/1/38	1,100,000	1,195,703
Series 2021 C, 5% 1/1/27	775,000	819,407
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 5.25% 11/1/27 (c)	180,000	181,659
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	70,000	68,895
2%, tender 8/1/24 (b)	15,000	14,857
2%, tender 8/1/24 (b)	15,000	14,857
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	410,000	375,714
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/35	765,000	799,987
4% 3/1/36	750,000	771,390
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	210,894
Harris County Flood Cont. District Series 2021 A:
5% 10/1/25	690,000	732,170
5% 10/1/26	900,000	979,394
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (c)	1,000,000	1,039,983
Series 2018 C:
5% 7/1/26 (c)	200,000	210,710
5% 7/1/30 (c)	120,000	129,506
Series 2018 D, 5% 7/1/39	260,000	279,470
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	423,455
4% 10/1/51	1,200,000	981,990
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	27,268
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	5,372
Series 2020 C, 5% 11/15/45	1,000,000	1,087,819
Series 2021 A, 5% 11/15/26	445,000	483,559
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/30 (c)	320,000	330,744
Series 2017, 5% 11/1/31 (c)	25,000	26,302
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	307,724
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	100,000	98,231
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	10,973
5% 8/15/47	10,000	10,321
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	88,519
Series 2021 B, 4% 1/1/32	2,000,000	2,141,053
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,425
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,568
Series 2020 A, 5% 5/15/50	475,000	510,608
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	270,093
Series 2018 A, 5% 7/1/29	305,000	338,299
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	123,436	112,278
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	95,000	96,082
Series A, 3.5% 3/1/51	150,000	149,202
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	966,189
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	94,801
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	2,380,000	2,175,820
Univ. of North Texas Univ. Rev. Series 2022 A, 5% 4/15/47	2,000,000	2,113,979
TOTAL TEXAS		26,381,678
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/37 (c)	385,000	401,082
Series 2018 A:
5% 7/1/33 (c)	175,000	187,913
5.25% 7/1/48 (c)	130,000	134,979
TOTAL UTAH		723,974
Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	317,000	308,191
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (c)	635,000	657,761
Series 2020 A, 5% 6/15/26 (c)	620,000	653,891
TOTAL VERMONT		1,619,843
Virginia - 1.5%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	2,000,000	2,003,876
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	425,000	310,631
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	362,399
5% 9/1/24	315,000	321,661
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	110,025
5% 4/1/25	165,000	169,539
5% 4/1/36	500,000	525,723
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	1,999,064
4% 2/1/35	1,700,000	1,819,524
Series 2019 A, 3% 2/1/36	195,000	184,840
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022, 4% 7/1/34 (c)	1,465,000	1,469,816
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	125,000	120,990
TOTAL VIRGINIA		9,398,088
Washington - 2.6%
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	230,000	241,517
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	10,980
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	55,000	55,231
Series 2015 B, 5% 3/1/25	70,000	72,252
Series 2015 C, 5% 4/1/24 (c)	50,000	50,857
Series 2018 A, 5% 5/1/31 (c)	350,000	371,688
Series 2019 A, 4% 4/1/44 (c)	100,000	95,740
Series 2021 C:
5% 8/1/24 (c)	445,000	455,319
5% 8/1/25 (c)	365,000	382,325
5% 8/1/26 (c)	495,000	528,499
5% 8/1/27 (c)	305,000	330,006
5% 8/1/28 (c)	860,000	941,795
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	184,839
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	309,780
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,280,953
Series 2021, 4% 7/1/31	2,540,000	2,426,143
Washington Gen. Oblig. Series 2021 C, 5% 2/1/44	3,010,000	3,324,328
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,172
5% 7/1/30	5,000	5,177
5% 7/1/31	10,000	10,349
5% 7/1/42	100,000	101,725
Series 2017, 4% 8/15/42	100,000	89,638
Series 2019 A2, 5% 8/1/44	255,000	262,441
Series 2020, 5% 9/1/40	735,000	776,552
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	720,000	528,191
(Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	570,503
Washington Hsg. Fin. Commission Series 2021 2N:
5% 6/1/26	970,000	1,036,816
5% 12/1/27	985,000	1,083,084
5% 12/1/28	500,000	558,636
5% 12/1/29	500,000	564,448
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (d)	100,000	87,550
TOTAL WASHINGTON		16,742,534
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	53,061
Wisconsin - 1.1%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	65,993
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	157,996
5.25% 10/1/48	160,000	155,364
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	355,000	364,901
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	15,000	13,053
5% 10/1/48 (d)	20,000	16,788
5% 10/1/53 (d)	30,000	24,604
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	100,000	96,017
Series 2020, 3% 4/1/25 (d)	325,000	312,228
Series 2021 A:
3% 7/1/50	380,000	277,554
4.5% 6/1/56 (d)	1,870,000	1,403,454
Series 2021 B, 6.5% 6/1/56 (d)	500,000	408,161
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,613,131
Wisconsin Health & Edl. Facilities:
Series 2016 A:
4% 11/15/46	195,000	184,474
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	83,079
Series 2019 A:
5% 12/1/28	150,000	165,769
5% 12/1/29	150,000	168,175
Series 2019 B1, 2.825% 11/1/28	50,000	44,093
Series 2019 B2, 2.55% 11/1/27	15,000	14,045
Series 2019:
5% 10/1/24	175,000	180,617
5% 10/1/30	195,000	218,205
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	185,000	180,675
Series 2021 C, 3% 9/1/52	370,000	361,078
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	65,000	62,591
0.81%, tender 5/1/25 (b)	225,000	214,184
TOTAL WISCONSIN		6,786,229
Wyoming - 0.4%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 3:
5% 6/1/24 (c)	675,000	690,523
5% 12/1/24 (c)	695,000	717,741
5% 6/1/25 (c)	700,000	729,469
5% 12/1/25 (c)	375,000	394,705
TOTAL WYOMING		2,532,438
TOTAL MUNICIPAL BONDS (Cost $633,813,527)		597,304,722

Municipal Notes - 0.7%
	Principal Amount (a)	Value ($)
Arizona - 0.2%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series MIZ 91 18, 3.82% 4/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	1,200,000	1,200,000
California - 0.5%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 21, 4% 4/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)(f)	3,100,000	3,100,000
TOTAL MUNICIPAL NOTES (Cost $4,300,000)		4,300,000

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.21% (g)(h) (Cost $33,442,991)	33,436,313	33,443,008

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $671,556,518)	635,047,730
NET OTHER ASSETS (LIABILITIES) - 1.0%	6,618,921
NET ASSETS - 100.0%	641,666,651

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,401,481 or 0.8% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	17,795,993	17,479,015	1,832,000	189,728	-	-	33,443,008	1.8%
Total	17,795,993	17,479,015	1,832,000	189,728	-	-	33,443,008

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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